Shareholder Fees {- Fidelity® Massachusetts Municipal Money Market Fund}	Apr. 01, 2021 USD ($)
01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-10 | Fidelity® Massachusetts Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none